Basis of preparation (Tables)	12 Months Ended
Dec. 31, 2021
The Company’s subsidiary is the following:

These consolidated financial statements incorporate the financial statements of the Company and its 100% owned subsidiary. The accounts of the Company’s subsidiary are prepared for the same reporting period as the parent company, using consistent accounting policies. Inter-company transactions, balances and unrealized gains or losses on transactions are eliminated. The Company’s subsidiary is the following:

Name	Place of Incorporation	Ownership Percentage
XORTX Pharma Corp.	Canada	100%